INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES

13) INCOME TAXES

Enerplus' provision for income tax is a follows:

($ thousands)	2015	2014	2013

Current tax expense/(recovery)
Canada	$(795)	$(543)	$(621)
United States	(16,092)	5,541	8,510

Current tax expense/(recovery)	(16,887)	4,998	7,889

Deferred Tax expense/(recovery)
Canada	$(52,603)	$64,746	$(21,166)
United States	(97,985)	68,084	51,919

Deferred tax expense/(recovery)	(150,588)	132,830	30,753

Income tax expense/(recovery)	$(167,475)	$137,828	$38,642

In 2015, there was no deferred income tax recognized in Other Comprehensive Income compared to a $0.3 million recovery in 2014 and an expense of $1.0 million in 2013.

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2015	2014	2013

Income/(loss) before taxes
Canada	$(500,113)	$247,856	$(74,946)
United States	(1,190,765)	189,048	161,564

Total income/(loss) before taxes	(1,690,878)	436,904	86,618
Canadian statutory rate	27.00%	25.35%	25.35%

Expected income tax expense/(recovery)	$(456,537)	$110,755	$21,958
Impact on taxes resulting from:
Foreign tax rate differential	$(173,388)	$11,242	$10,407
Statutory and other rate differences	(6,421)	(38)	(1,976)
Change in valuation allowance	443,655	8,007	(690)
Non-taxable capital (gains)/losses	23,450	8,318	4,884
Share-based compensation	4,395	2,636	2,335
Other	(2,629)	(3,092)	1,724

Income tax expense/(recovery)	$(167,475)	$137,828	$38,642

During the year the Alberta Provincial tax rate change resulted in an increase in the Canadian statutory rate by 1.65% for the year.

Deferred income tax asset (liability) consists of the following temporary differences:

($ thousands)	2015	2014

Deferred income tax liabilities
Property, plant and equipment	$–	$(187,080)
Deferred financial assets and credits	(17,319)	(55,348)

Total deferred income tax liabilities	(17,319)	(242,428)

Deferred income tax assets
Property, plant and equipment	$382,454	$–
Tax loss carry-forwards and other credits	672,193	610,177
Asset retirement obligation	57,364	74,335
Other assets	36,156	15,879

Total deferred income tax assets	1,148,167	700,391
Less valuation allowance	(614,763)	(160,651)

Total deferred income tax assets, net	533,404	539,740

Net deferred income tax asset	$516,085	$297,312

As a result of the retrospective early adoption of ASU 2015-17, Balance Sheet Classification of Deferred Taxes, Enerplus' deferred tax balances are now classified entirely as non-current. In the prior year, Enerplus reported a current deferred income tax liability of $50.8 million (January 1, 2014 – asset of $48.5 million) and a long-term deferred income tax asset of $348.1 million (January 1, 2014 – $364.4 million). The prior period balance has been updated to reflect the re-classification of deferred taxes, resulting in a long-term deferred income tax asset of $297.3 million (January 1, 2014 – $412.9 million).

Each period we assess the recoverability of our deferred tax assets to determine whether it is more likely than not all or a portion of our deferred tax assets will not be realized. In making that assessment, we consider available positive and negative evidence including future taxable income and reversing existing temporary differences. We have concluded that it is more likely than not that a portion of our deferred income tax assets will not be realized and have recorded a valuation allowance of $443.7 million for the year ended December 31, 2015 (December 31, 2014 – $8.0 million). This assessment is primarily the result of projecting future taxable income using historical 12-month trailing benchmark prices similar to the full cost ceiling test. Had we utilized forecast prices and costs to estimate future taxable income we would estimate it more likely than not expect that all of our deferred income tax assets would be realized and no valuation allowance would be required.

Loss carry-forwards and tax credits available for tax reporting purposes:

As at December 31 ($ thousands)	2015	Expiration Date

Canada
Capital losses	$1,171,000	Indefinite
Non-capital losses	361,000	2028-2034
United States
Net operating losses	$748,000	2030-2035
Alternative minimum tax credits	117,000	Indefinite

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

For the years ended December 31 ($ thousands)	2015	2014	2013

Balance, beginning of year	$17,000	$18,000	$18,500
Increase/(decrease) for tax positions of prior years	(300)	2,700	(500)
Settlements	(1,600)	(3,700)	–

Balance, end of year	$15,100	$17,000	$18,000

If recognized, all of Enerplus' unrecognized tax benefits as at December 31, 2015 would affect Enerplus' effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years

Canada – Federal & Provincial	2004-2015
United States – Federal & State	2008-2015

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.